Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payable for purchase of property, plant and equipment	¥ 3,432	¥ 2,070
Civil Aviation Development Fund and airport tax payable	885	1,937
Sales agent deposits	485	592
Other taxes payable	328	426
Deposit received for chartered flights	239	214
Others	2,104	2,002
Total	¥ 7,473	¥ 7,241